Segmented Information (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segmented Information [Abstract]
Approximate percentage of the Company's freight revenues from national accounts (in hundredths)	95.00%
Number of customers with greater than 10% of total revenues	0
Largest rail freight customer percentage of total rail freight revenues (in hundredths)	2.00%	2.00%	3.00%
Number of operating segments	1
Segment Reporting Information [Line Items]
Revenues	10,575	9,920	9,028
Net income	2,612	2,680	2,457
Properties	26,227	24,541
Canada [Member]
Segment Reporting Information [Line Items]
Revenues	7,149	6,770	6,169
Net income	1,762	1,972	1,836
Properties	15,056	14,406
U.S. [Member]
Segment Reporting Information [Line Items]
Revenues	3,426	3,150	2,859
Net income	850	708	621
Properties	11,171	10,135